CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash	$ 710	$ 1,824
Accounts receivable		500
Prepaid expenses and other current assets	140	192
Total current assets	850	2,516
Intangible assets	6,700	6,700
Other assets	45
Total assets	7,595	9,216
Current liabilities:
Accounts payable	763	687
Accrued payroll and employee benefits	377	183
Other accrued liabilities	1,296	1,072
Total current liabilities	2,436	1,942
Fair value liability for price adjustable warrants	2,491	9,225
Fair value of stock to be issued to settle liabilities	60	75
Deferred tax liabilities	2,345	2,345
Total liabilities	$ 7,332	$ 13,587
Commitments and contingencies
Stockholders' equity (deficit):
Preferred stock, $0.01 par value; 100,000 shares authorized
Common stock, $0.006 par value; 180,000,000 shares authorized, 25,523,216 and 27,704,340 shares issued and outstanding at December 31, 2014 and 2015, respectively	$ 166	$ 153
Additional paid-in capital	334,548	333,264
Accumulated deficit	(334,451)	(337,788)
Total stockholders - equity (deficit)	263	(4,371)
Total liabilities and stockholders' equity (deficit)	$ 7,595	$ 9,216
Series C Convertible Preferred Stock
Stockholders' equity (deficit):
Preferred stock, $0.01 par value; 100,000 shares authorized
Series D Convertible Preferred Stock
Stockholders' equity (deficit):
Preferred stock, $0.01 par value; 100,000 shares authorized